Related party disclosure - Summary of Transactions And Balances With Entities Under Joint Control (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)	Mar. 31, 2023 USD ($)
Statement [Line Items]
Unsecured loan given	₨ 55	$ 1	₨ 950
Heramba Renewables Limited | Joint Control
Statement [Line Items]
Unsecured loan received				₨ 221
Unsecured loan repaid				4
Interest expense on unsecured loan received				6
Expenses incurred on behalf of the related party				23
Income from management shared services				5
Income from operation and maintenance services				8
Interest income on compulsorily convertible debentures				17
Shreyas Solarfarms Limited | Joint Control
Statement [Line Items]
Unsecured loan received				222
Unsecured loan repaid				11
Interest expense on unsecured loan received				6
Expenses incurred on behalf of the related party				23
Expenses incurred on behalf by the related party				0
Interest income on unsecured loan given				0
Income from management shared services				4
Income from operation and maintenance services				8
Interest income on compulsorily convertible debentures				17
Unsecured loan received back				5
Aalok Solarfarms Limited | Joint Control
Statement [Line Items]
Unsecured loan received				114
Interest expense on unsecured loan received				3
Expenses incurred on behalf of the related party				11
Expenses incurred on behalf by the related party				0
Income from management shared services				2
Income from operation and maintenance services				4
Interest income on compulsorily convertible debentures				8
Abha Solarfarms Limited | Joint Control
Statement [Line Items]
Unsecured loan received				105
Interest expense on unsecured loan received				4
Expenses incurred on behalf of the related party				12
Income from management shared services				2
Income from operation and maintenance services				4
Interest income on compulsorily convertible debentures				₨ 8
Three E NV [Member] | Joint Control
Statement [Line Items]
Unsecured loan given	55	1
Unsecured loan receivable	55				$ 1
3E Renewable Energy Software and Services Private Limited | Joint Control
Statement [Line Items]
Trade payable	5				$ 0
O&M services received	₨ 11	$ 0